INTERIM FINANCIAL DATA	6 Months Ended
Jun. 30, 2013
INTERIM FINANCIAL DATA [Abstract]
INTERIM FINANCIAL DATA
1. INTERIM FINANCIAL DATA

The unaudited condensed interim consolidated financial statements for Nordic American Tankers Limited (the "Company") have been prepared on the same basis as the Company's audited financial statements and, in the opinion of management, include all material adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the financial position and results of operations in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The accompanying unaudited condensed interim financial statements should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2012.

Comparative Information
As a consequence of the 100% acquisition of Scandic American Shipping Ltd and the remaining 50% of Orion Tankers Ltd, the accounts as of June 30, 2013 are presented on a fully consolidated basis. The comparative information as of June 30, 2012 has not been adjusted and is presented on a non-consolidated basis. As a result the income statement and balance sheet in the Statement of Operations as of June 30, 2013 are not fully comparable with the June 30, 2012 comparative information and additionally the Company gained control of cash held by Orion Tankers Ltd, and Scandic American Shipping Ltd. The most noticeable effects are:

General and administrative expenses for the six months ended June 30, 2013 include $ 1.1 million as a result of the consolidation.

In the statement of financial position as of June 30, 2012, the Company presented two asset line items representing net receivables from the Orion Tankers Pool. These line items were "Accounts Receivable, net related party" in the current asset section and "Related party receivable" in the non-current asset. In 2013 these line items are not shown as the Orion Tankers Pool is now fully consolidated. Consequently, the Company presents "Accounts receivable, net", "Inventory", "Voyages in Progress" and "Accrued Voyage expenses" in the statement of financial position as of June 30, 2013. Additionally the Company has gained control of cash held by the Orion Tankers Pool.

There are no other material impacts following the consolidation of subsidiaries.